Statutory Reserve - Schedule of Statutory Reserve (Details) - Statutory Reserve [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Statutory Accounting Practices [Line Items]
Balance beginning	$ 1,576,512	$ 1,538,443
Appropriation to statutory reserve	159,229	38,069
Balance ending	$ 1,735,741	$ 1,576,512